SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1


STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   JANUARY 1998

			                THE NEW GERMANY FUND, INC.

(Name of registered closed-end investment company)


               						                Approximate Asset
Date     	     Number    Price        Value or Approx      Name of seller
Each  Ident   Shares    Per          Asset Cov/ Shr              or
Trans of Sec   Purch     Share       at Time of Purch     Seller's Broker

1-6	  	GF	    	18900     13.75    	      	16.55	             Weeden & Co.
1-7	  	" "		    7000	    13.669	         	16.52			               " "
1-7	  	" "		    3000	    13.625         	 16.52			               " "
1-8	  	" "		    7000	    13.6696	         16.56			               " "
1-8	  	" "		    8000	    13.625	         	16.56			               " "
1-9	  	" "	   110000	    13.5339	         16.30			               " "
1-12	 	" "		   45000	    12.991	         	16.00			               " "
1-13	 	" "		    5000	    13.375	         	16.29		          	     " "
1-14		 " "		   62100	    13.375	         	16.25			               " "
1-15		 " "		    9000     13.125	         	16.36			               " "
1-16		 " "		    9000	    13.25	         	 16.50			               " "
1-20		 " "		   11000	    13.375	         	16.54			               " "
1-21		 " "		   11000     13.3125	         16.64			               " "
1-22		 " "		   11000	    13.375	         	16.91			               " "
1-27		 " "		   30000	    13.7979	         17.30			               " "
1-28		 " "		   35000     13.9775	         17.24			               " "
1-29		 " "	   100000	    14.0265	         17.20			               " "
1-30		 " "		   25000	    14.05	         	 17.16			               " "
									The New Germany Fund, Inc.
									       Name of Registrant

									By Joseph Cheung - Treasurer

Date of Statement          2/10/98